Schedule of CCC Spreads (Details) - Measurement Input, Credit Spread [Member]	3 Months Ended
Mar. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Issuance February 14, 2023	4.13%
Fair Value March 31, 2023	2.29%